Loan Facility - Summary of movement in the carrying value of the long term loan (Detail) - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2023	Nov. 30, 2022
Disclosure of detailed information about borrowings [line items]
Proceeds from Loan Facility on July 27, 2022			$ 20,000	$ 40,000
Consideration for the Fifth Amendment		$ 540
Current portion		(7,286)	(7,286)
Non-current portion		50,688	50,688
Loan Facility [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from Loan Facility on July 27, 2022	$ 40,000
Transaction costs	(2,285)
Accretion expense	179	800
Term loan	$ 37,894	57,974	$ 57,974	$ 37,894
Loan Facility Tranche 2 Loan [member]
Disclosure of detailed information about borrowings [line items]
Proceeds from Loan Facility on July 27, 2022		20,000
Transaction costs		(1,182)
Marathon Warrants [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs		$ (78)